Long-term Borrowings - Summary of Detailed Information About Loans Outstanding (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	€ 17,439	€ 16,426
Less current installments	(3,862)	(7,124)
Long-term borrowings	13,577	9,302
Three-month Euribor (360) plus a 4% spread long-term debt with final payment due September 2021 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings		750
Three-month Euribor (360) plus a 3.5% spread long-term debt with final payment due June 2022 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings		750
Three-month Euribor (360) plus a 2.2% spread long-term debt with final payment due August 2022 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	139
Six-months Euribor (360) plus a 2.75% spread long-term debt with final payment due December 2022 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	92	183
Three-month Euribor (360) plus a 1.9% spread long-term debt with final payment due June 2023 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	621	1,025
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2023 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	2,946	3,920
11.76% Fixed long-term debt with final payment due October 2023 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	216	314
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due March 2025
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	4,646
2.3% fixed long-term debt with final payment due January 2026 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	4,518	5,562
No interest rate long-term debt with final payment due September 2027 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	395	378
0.21% fixed long-term debt with final payment due December 2030 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	2,963	3,257
80% of six-months Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	€ 903	€ 287